SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2015	Jan. 31, 2015	Mar. 31, 2015	Mar. 31, 2012	Mar. 31, 2012	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 13, 2015	Jun. 30, 2013	Dec. 31, 2011	Mar. 06, 2015
Subsequent Event [Line Items]
ATM Offering Maximum Aggregate Sales Proceeds		$ 100,000,000								$ 100,000,000
Net proceeds from issuance of shares		52,934,000	4,802,000	0
Shares issued		(70,649,000)	(18,051,000)	131,149,000						(70,649,000)
Ordinary shares issued (in shares)		112,342,989	86,511,713							112,342,989
Repayments of Debt		54,732,000	21,531,000	19,521,000
Repurchase of debt carrying value	17,800,000			(10,000,000)
Subsequent Event [Member]
Subsequent Event [Line Items]
ATM Offering Maximum Aggregate Sales Proceeds						150,000,000
Ordinary shares issued (in shares)													123,255,436
Repurchase of debt carrying value					33,300,000
Repurchase of debt against nominal value					99.00%
Subsequent Event [Member] | Frontline 2012 Ltd [Member]
Subsequent Event [Line Items]
Stock Dividends, Shares					4,100,000
At-The-Market Offering [Member]
Subsequent Event [Line Items]
ATM Offering Maximum Aggregate Sales Proceeds		40,000,000								40,000,000				40,000,000
Shares issued		12,834,800	2,178,384
Net proceeds from issuance of shares		54,200,000	6,200,000
At-The-Market Offering [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued					902,744	10,009,703
Net proceeds from issuance of shares							37,200,000
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued		25,831,276	8,653,211	0
Shares issued		112,343,000	86,512,000	194,646,000						112,343,000					194,646,000
Ordinary shares issued (in shares)		112,342,989	86,511,713	77,858,502						112,342,989					77,858,502
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued													123,255,436
Avance Gas [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock expected to be received					222,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Repurchase of debt carrying value								10,000,000
Gain (Loss) on Repurchase of Debt Instrument	1,500,000								4,600,000
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gain (Loss) on Repurchase of Debt Instrument							300,000
US Dollar denominated floating rate debt [Member]
Subsequent Event [Line Items]
Front Ull & Front Idun Loan										60,000,000
US Dollar denominated floating rate debt [Member] | Front UII [Member]
Subsequent Event [Line Items]
Loan draw downs											30,000,000
US Dollar denominated floating rate debt [Member] | Front UII [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loan draw downs						30,000,000	30,000,000
First Preferred Mortgage Term Notes due 2019 and 2021 [Member] | Subsequent Event [Member] | International Tankers Corporation Ltd [Member]
Subsequent Event [Line Items]
Repayments of Debt						36,700,000
US Dollar denominated floating rate debt [Member] | US Dollar denominated floating rate debt [Member]
Subsequent Event [Line Items]
Front Ull & Front Idun Loan										60,000,000
US Dollar denominated floating rate debt [Member] | US Dollar denominated floating rate debt [Member] | Vessels by Name [Member]
Subsequent Event [Line Items]
Front Ull & Front Idun Loan												60,000,000
US Dollar denominated floating rate debt [Member] | US Dollar denominated floating rate debt [Member] | Vessels by Name [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Front Ull & Front Idun Loan						60,000,000
Frontline 2012 Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Investment Repurchase Agreement, Description of Investments Subject to Agreement						13460000
Forward contract maximum maturity						P6M
Forward contract percentage threshold						20.00%
Common Stock, Value, Outstanding																$ 75,000,000